Related Parties	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 9 — RELATED PARTIES

On October 10, 2021, the Company signed an Employment Agreement with Dr, Joseph Sinkule to serve as the Company’s CEO for three years ending on October 9th, 2024. In addition, Mr. Sinkule will serve as a member of the board of directors for a five-year term. Mr. Sinkule’s annual salary will be $240,000 per year and increase to $360,000 per year upon raising a total of five million dollars ($5,000,000) or more in equity and/or debt financing. The Company’s CEO has earned $240,000 for the years ended December 31, 2023 and 2022. In accordance with the agreement, at June 30, 2024 and December 31, 2023, the Company’s CEO is owed $0 and $80,000, respectively.

During November 2022, the Company advanced a shareholder $300,000 as a short-term loan. The loan is non-interest bearing and due by the end of December 2022. The shareholder repaid $50,000 during December 2022 and $250,000 in January 2023 to fully satisfy the advance. At June 30, 2024 and December 31, 2023, the loan balance was $0, respectively.

On December 12, 2023, the Company issued a promissory note to a member of management. The promissory note accrued interest at a one-time interest fee of $2,460, which was paid off as of June 30, 2024. The unpaid principal balance was $31,000 and $24,000 at June 30, 2024 and December 31, 2023, respectively.

At June 30, 2024 and December 31, 2023, the aggregate related party payable was $31,000 and $135,000, respectively.